Stock-Based Compensation (Narrative) (Details)		12 Months Ended
	May 11, 2016 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstading | shares		762,173	628,636	536,174
Shares available for issuance | shares				0
Stock options exercised | shares		4,400
Cash proceeds from stock options exercised		$ 20,000
Increase in equity		$ 742,000	$ 390,000
Options granted | shares		141,268	96,056
Average fair value per option		$ 4.89	$ 10.53
Stock-based compensation expense		$ 1,692,000	100,000
Expected term		10 years
Vesting period		4 years
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstading | shares		240,681
Increase in equity		$ 36,000
Contributed surplus		$ 16,000
Options granted | shares		521,492
Stock-based compensation expense		$ 444,000	$ 330,000
Omnibus Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for issuance | shares	1,002,069	1,002,069		660,564
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding | shares		133,184	52,483
Options granted | shares		133,184
Stock-based compensation expense		$ 267,000	$ 99,000
Liability of stock-based compensation
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding | shares		191,366	195,569	199,772
Options granted | shares		191,366
Stock-based compensation expense		$ 31,000	$ 130,000
Expected term		5 years
Stock Options, RSU's and PSU's [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for issuance | shares		156,027
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding | shares		125,949	106,506	83,628
Stock-based compensation expense		$ 950,000	$ (290,000)
Liability of stock-based compensation		1,406,000	456,000
Deferred Share Units - New Issuance (Net Of Cancellations) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense		165,000	140,000
Deferred Share Units - Mark-To-Market Adjustment [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recovery/expense fair value adjustment		$ (785,000)	$ 430,000